Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,596	$ 1,300
Less: Accumulated depreciation	(834)	(545)
Property and equipment, net	762	755
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	918	783
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	318	302
Computers
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 360	$ 215